Covidien International Finance S.A. (Tables)	12 Months Ended
Sep. 27, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Consolidating Statement of Comprehensive Income
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
Fiscal Year Ended September 27, 2013
(dollars in millions)

	Covidien plc	Covidien Ltd.	CIFSA	Other Subsidiaries	Consolidating Adjustments	Total
Net sales	$—	$—	$—	$10,235	$—	$10,235
Cost of goods sold	—	—	—	4,150	—	4,150
Gross profit	—	—	—	6,085	—	6,085
Selling, general and administrative expenses	144	—	3	3,193	—	3,340
Research and development expenses	—	—	—	508	—	508
Restructuring charges, net	—	—	—	105	—	105
Operating (loss) income	(144)	—	(3)	2,279	—	2,132
Interest expense	—	—	(211)	3	—	(208)
Interest income	—	—	—	16	—	16
Other income, net	—	—	—	89	—	89
Equity in net income of subsidiaries	1,929	1,933	1,600	—	(5,462)	—
Intercompany interest and fees	(93)	(4)	547	(450)	—	—
Income from continuing operations before income taxes	1,692	1,929	1,933	1,937	(5,462)	2,029
Income tax (benefit) expense	(8)	—	—	437	—	429
Income from continuing operations	1,700	1,929	1,933	1,500	(5,462)	1,600
Income from discontinued operations, net of income taxes	—	—	—	100	—	100
Net income	1,700	1,929	1,933	1,600	(5,462)	1,700
Other comprehensive loss from continuing operations, net of income taxes	(20)	(20)	(20)	(25)	65	(20)
Other comprehensive loss from discontinued operations, net of income taxes	(8)	(8)	(8)	(8)	24	(8)
Total comprehensive income	$1,672	$1,901	$1,905	$1,567	$(5,373)	$1,672
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
Fiscal Year Ended September 28, 2012
(dollars in millions)

	Covidien plc	Covidien Ltd.	CIFSA	Other Subsidiaries	Consolidating Adjustments	Total
Net sales	$—	$—	$—	$9,851	$—	$9,851
Cost of goods sold	—	—	—	3,944	—	3,944
Gross profit	—	—	—	5,907	—	5,907
Selling, general and administrative expenses	90	—	2	3,169	—	3,261
Research and development expenses	—	—	—	479	—	479
Restructuring charges, net	—	—	—	82	—	82
Operating (loss) income	(90)	—	(2)	2,177	—	2,085
Interest expense	—	—	(208)	2	—	(206)
Interest income	—	—	—	15	—	15
Other (expense) income	—	—	(9)	34	—	25
Equity in net income of subsidiaries	2,040	2,047	1,625	—	(5,712)	—
Intercompany interest and fees	(41)	(7)	641	(593)	—	—
Income from continuing operations before income taxes	1,909	2,040	2,047	1,635	(5,712)	1,919
Income tax (benefit) expense	(7)	—	—	289	—	282
Income from continuing operations	1,916	2,040	2,047	1,346	(5,712)	1,637
(Loss) income from discontinued operations, net of income taxes	(11)	—	—	279	—	268
Net income	1,905	2,040	2,047	1,625	(5,712)	1,905
Other comprehensive loss from continuing operations, net of income taxes	(90)	(90)	(90)	(95)	275	(90)
Other comprehensive loss from discontinued operations, net of income taxes	(23)	(23)	(23)	(23)	69	(23)
Total comprehensive income	$1,792	$1,927	$1,934	$1,507	$(5,368)	$1,792
CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
Fiscal Year Ended September 30, 2011
(dollars in millions)

	Covidien plc	Covidien Ltd.	CIFSA	Other Subsidiaries	Consolidating Adjustments	Total
Net sales	$—	$—	$—	$9,607	$—	$9,607
Cost of goods sold	—	—	—	3,886	—	3,886
Gross profit	—	—	—	5,721	—	5,721
Selling, general and administrative expenses	4	—	2	3,147	—	3,153
Research and development expenses	—	—	—	412	—	412
Restructuring charges, net	—	—	—	114	—	114
Operating (loss) income	(4)	—	(2)	2,048	—	2,042
Interest expense	—	—	(204)	1	—	(203)
Interest income	—	—	—	19	—	19
Other income, net	—	—	—	22	—	22
Equity in net income of subsidiaries	1,913	1,918	1,478	—	(5,309)	—
Intercompany interest and fees	(43)	(5)	646	(598)	—	—
Income from continuing operations before income taxes	1,866	1,913	1,918	1,492	(5,309)	1,880
Income tax (benefit) expense	(13)	—	—	312	—	299
Income from continuing operations	1,879	1,913	1,918	1,180	(5,309)	1,581
(Loss) income from discontinued operations, net of income taxes	(11)	—	—	298	—	287
Net income	1,868	1,913	1,918	1,478	(5,309)	1,868
Other comprehensive income from continuing operations, net of income taxes	35	35	35	30	(100)	35
Other comprehensive income from discontinued operations, net of income taxes	13	13	13	13	(39)	13
Total comprehensive income	$1,916	$1,961	$1,966	$1,521	$(5,448)	$1,916

Condensed Consolidating Balance Sheet
CONDENSED CONSOLIDATING BALANCE SHEET
At September 27, 2013
(dollars in millions)

	Covidien plc	Covidien Ltd.	CIFSA	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$479	$1,389	$—	$1,868
Accounts receivable trade, net	—	—	—	1,526	—	1,526
Inventories	—	—	—	1,352	—	1,352
Intercompany receivable	13	60	—	22	(95)	—
Due from former parent and affiliate	—	—	—	293	—	293
Prepaid expenses and other current assets	6	—	—	366	—	372
Deferred income taxes	—	—	—	456	—	456
Total current assets	19	60	479	5,404	(95)	5,867
Property, plant and equipment, net	1	—	—	2,011	—	2,012
Goodwill	—	—	—	8,172	—	8,172
Intangible assets, net	—	—	—	2,687	—	2,687
Due from former parent and affiliate	—	—	—	375	—	375
Investment in subsidiaries	7,305	7,152	11,597	—	(26,054)	—
Intercompany loans receivable	2,088	94	8,773	6,542	(17,497)	—
Other assets	—	—	27	778	—	805
Total Assets	$9,413	$7,306	$20,876	$25,969	$(43,646)	$19,918
Liabilities and Shareholders’ Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$4	$7	$—	$11
Accounts payable	1	1	—	499	—	501
Intercompany payable	22	—	—	73	(95)	—
Accrued and other current liabilities	147	—	85	1,354	—	1,586
Income taxes payable	—	—	—	541	—	541
Total current liabilities	170	1	89	2,474	(95)	2,639
Long-term debt	—	—	5,005	13	—	5,018
Income taxes payable	—	—	—	1,147	—	1,147
Guaranteed contingent tax liabilities	—	—	—	571	—	571
Intercompany loans payable	—	—	8,630	8,867	(17,497)	—
Deferred income taxes	—	—	—	605	—	605
Other liabilities	1	—	—	695	—	696
Total Liabilities	171	1	13,724	14,372	(17,592)	10,676
Shareholders’ Equity	9,242	7,305	7,152	11,597	(26,054)	9,242
Total Liabilities and Shareholders’ Equity	$9,413	$7,306	$20,876	$25,969	$(43,646)	$19,918
CONDENSED CONSOLIDATING BALANCE SHEET
At September 28, 2012
(dollars in millions)

	Covidien plc	Covidien Ltd.	CIFSA	Other Subsidiaries	Consolidating Adjustments	Total
Assets
Current Assets:
Cash and cash equivalents	$—	$—	$404	$1,462	$—	$1,866
Accounts receivable trade, net	—	—	—	1,702	—	1,702
Inventories	—	—	—	1,772	—	1,772
Intercompany receivable	37	51	—	31	(119)	—
Due from former parent and affiliate	—	—	—	5	—	5
Prepaid expenses and other current assets	3	—	—	334	—	337
Deferred income taxes	—	—	—	590	—	590
Total current assets	40	51	404	5,896	(119)	6,272
Property, plant and equipment, net	2	—	—	2,870	—	2,872
Goodwill	—	—	—	8,542	—	8,542
Intangible assets, net	—	—	—	3,085	—	3,085
Due from former parent and affiliate	—	—	—	609	—	609
Investment in subsidiaries	13,795	14,420	11,820	—	(40,035)	—
Intercompany loans receivable	—	93	12,656	5,432	(18,181)	—
Other assets	—	—	26	851	—	877
Total Assets	$13,837	$14,564	$24,906	$27,285	$(58,335)	$22,257
Liabilities and Shareholders’ Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$503	$6	$—	$509
Accounts payable	2	—	—	587	—	589
Intercompany payable	31	—	—	88	(119)	—
Accrued and other current liabilities	126	—	82	1,553	—	1,761
Income taxes payable	—	—	—	53	—	53
Total current liabilities	159	—	585	2,287	(119)	2,912
Long-term debt	—	—	4,469	62	—	4,531
Income taxes payable	—	—	—	1,696	—	1,696
Guaranteed contingent tax liabilities	—	—	—	585	—	585
Intercompany loans payable	3,113	769	5,432	8,867	(18,181)	—
Deferred income taxes	—	—	—	828	—	828
Other liabilities	—	—	—	1,140	—	1,140
Total Liabilities	3,272	769	10,486	15,465	(18,300)	11,692
Shareholders’ Equity	10,565	13,795	14,420	11,820	(40,035)	10,565
Total Liabilities and Shareholders’ Equity	$13,837	$14,564	$24,906	$27,285	$(58,335)	$22,257

Condensed Consolidating Statement of Cash Flows
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Fiscal Year Ended September 27, 2013
(dollars in millions)

	Covidien plc	Covidien Ltd.	CIFSA	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(165)	$(13)	$421	$1,892	$(40)	$2,095
Cash Flows From Investing Activities:
Capital expenditures	—	—	—	(482)	—	(482)
Acquisitions, net of cash acquired	—	—	—	(248)	—	(248)
Acquisition of licenses and technology	—	—	—	(33)	—	(33)
Sale of investments	—	—	—	49	—	49
Purchase of investments	—	—	—	(16)	—	(16)
Net decrease in intercompany loans	—	—	2,083	—	(2,083)	—
Decrease (increase) in investment in subsidiary	3,014	—	(776)	—	(2,238)	—
Other	—	—	—	8	—	8
Net cash provided by (used in) investing activities	3,014	—	1,307	(722)	(4,321)	(722)
Cash Flows From Financing Activities:
Net repayment of commercial paper	—	—	(210)	—	—	(210)
Issuance of debt	—	—	743	886	—	1,629
Repayment of debt	—	—	(500)	(45)	—	(545)
Dividends paid	(487)	—	—	—	—	(487)
Repurchase of shares	(1,710)	—	—	—	—	(1,710)
Proceeds from exercise of share options	228	—	—	—	—	228
Transfer of cash and cash equivalents to Mallinckrodt	(154)	—	—	(66)	40	(180)
Payment of contingent consideration	—	—	—	(95)	—	(95)
Net intercompany loan (repayments) borrowings	(985)	13	—	(1,111)	2,083	—
Intercompany dividend received (paid)	—	—	14	(14)	—	—
Capital contribution	—	—	—	776	(776)	—
Redemption of subsidiary shares	—	—	(1,700)	(1,314)	3,014	—
Other	259	—	—	(217)	—	42
Net cash (used in) provided by financing activities	(2,849)	13	(1,653)	(1,200)	4,361	(1,328)
Effect of currency rate changes on cash	—	—	—	(43)	—	(43)
Net increase (decrease) in cash and cash equivalents	—	—	75	(73)	—	2
Cash and cash equivalents at beginning of year	—	—	404	1,462	—	1,866
Cash and cash equivalents at end of year	$—	$—	$479	$1,389	$—	$1,868
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Fiscal Year Ended September 28, 2012
(dollars in millions)

	Covidien plc	Covidien Ltd.	CIFSA	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(103)	$(186)	$464	$2,250	$—	$2,425
Cash Flows From Investing Activities:
Capital expenditures	—	—	—	(526)	—	(526)
Acquisitions, net of cash acquired	—	—	—	(1,134)	—	(1,134)
Acquisition of licenses and technology	—	—	—	(52)	—	(52)
Sale of investments	—	—	—	31	—	31
Purchase of investments	—	—	—	(12)	—	(12)
Net increase in intercompany loans	—	—	(2,090)	—	2,090	—
Increase in investment in subsidiary	—	—	(721)	—	721	—
Other	—	—	—	15	—	15
Net cash used in investing activities	—	—	(2,811)	(1,678)	2,811	(1,678)
Cash Flows From Financing Activities:
Net issuance of commercial paper	—	—	95	—	—	95
Issuance of debt	—	—	1,240	—	—	1,240
Repayment of debt	—	—	(508)	(49)	—	(557)
Dividends paid	(434)	—	—	—	—	(434)
Repurchase of shares	(932)	—	—	—	—	(932)
Proceeds from exercise of share options	241	—	—	—	—	241
Payment of contingent consideration	—	—	—	(47)	—	(47)
Net intercompany loan borrowings	1,176	186	—	728	(2,090)	—
Intercompany dividend received (paid)	—	—	1,755	(1,755)	—	—
Capital contribution	—	—	—	721	(721)	—
Other	52	—	—	(41)	—	11
Net cash provided by (used in) financing activities	103	186	2,582	(443)	(2,811)	(383)
Effect of currency rate changes on cash	—	—	—	(1)	—	(1)
Net increase in cash and cash equivalents	—	—	235	128	—	363
Cash and cash equivalents at beginning of year	—	—	169	1,334	—	1,503
Cash and cash equivalents at end of year	$—	$—	$404	$1,462	$—	$1,866
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Fiscal Year Ended September 30, 2011
(dollars in millions)

	Covidien plc	Covidien Ltd.	CIFSA	Other Subsidiaries	Consolidating Adjustments	Total
Cash Flows From Operating Activities:
Net cash provided by operating activities	$12	$323	$438	$1,409	$—	$2,182
Cash Flows From Investing Activities:
Capital expenditures	—	—	—	(467)	—	(467)
Acquisitions, net of cash acquired	—	—	—	(13)	—	(13)
Acquisition of licenses and technology	—	—	—	(6)	—	(6)
Sale of investments	—	—	—	17	—	17
Purchase of investments	—	—	—	(19)	—	(19)
Net increase in intercompany loans	—	—	(383)	—	383	—
Increase in investment in subsidiary	—	(199)	—	—	199	—
Other	—	—	—	8	—	8
Net cash used in investing activities	—	(199)	(383)	(480)	582	(480)
Cash Flows From Financing Activities:
Net repayment of commercial paper	—	—	(282)	—	—	(282)
Repayment of debt	—	—	(253)	(5)	—	(258)
Dividends paid	(396)	—	—	—	—	(396)
Repurchase of shares	(955)	—	—	—	—	(955)
Proceeds from exercise of share options	176	—	—	—	—	176
Payment of contingent consideration	—	—	—	(71)	—	(71)
Net intercompany loan borrowings (repayments)	1,103	(124)	—	(596)	(383)	—
Intercompany dividend received (paid)	—	—	250	(250)	—	—
Capital contribution	—	—	—	199	(199)	—
Other	59	—	—	(44)	—	15
Net cash used by financing activities	(13)	(124)	(285)	(767)	(582)	(1,771)
Effect of currency rate changes on cash	—	—	—	7	—	7
Net (decrease) increase in cash and cash equivalents	(1)	—	(230)	169	—	(62)
Cash and cash equivalents at beginning of year	1	—	399	1,165	—	1,565
Cash and cash equivalents at end of year	$—	$—	$169	$1,334	$—	$1,503